Acquisition of King's Gaming Promotion Limited (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contingent Consideration as of December 31, 2011	$ 12,057,600
Foreign Currency - Translation Adjustment	669,109	(64,634)	(41,534)
Contingent Consideration Payable as of December 31, 2012	9,000,000	12,057,600
Kings Gaming [Member]
Contingent Consideration as of December 31, 2011	44,550,585	50,857,564
Change in Fair Value of Contingent Consideration	(14,612,297)	(6,248,361)
Foreign Currency - Translation Adjustment	119,312	(58,618)
Cash Consideration Paid			(9,000,000)
Ordinary Shares Issued	(3,057,600)
Contingent Consideration Payable as of December 31, 2012	$ 18,000,000	$ 44,550,585